STOCK OPTION PLANS AND WARRANTS (Details Narrative) - USD ($)		3 Months Ended
	Apr. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average grant-date fair value		$ 0.22
Common stock closing price		$ 0.18
Unamortized compensation cost		$ 5,688
Prefunded Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants issued, shares		4,286,883
Expiration date		Feb. 14, 2028
IPO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants issued, shares		16,786,885
Options And Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense		$ 12,304	$ 34,416
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants issued, shares		19,400,521
Warrant [Member] | O I D Promissory Note [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants issued, shares		2,613,636
Plan 2021 [Member] | Anne S Provost [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
shares granted			25,000
Exercise price			$ 4.57
Plan 2021 [Member] | Dean Julia [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
shares granted	12,500
Exercise price	$ 1.55
Plan 2021 [Member] | Nate Knight [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
shares granted		25,000
Exercise price		$ 0.22